Receivables, prepaids and other - Schedule of Receivables, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 13,251	$ 9,157
Prepaid royalties	13,482	0
Supplier advances	10,097	9,757
Short-term investments	4,868	11,565
Current portion of derivative instruments (Note 17)	0	2,217
Other receivables	16,595	8,363
Accounts receivable, prepaids and other	$ 58,293	$ 41,059